BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Large Cap Focus Growth V.I. Fund

(the “Fund”)

Supplement dated November 21, 2022 to the Prospectus and Statement of Additional

Information of the Fund

Effective immediately, any references to the custodian for the Fund are deleted and replaced with:

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Shareholders should retain this Supplement for future reference.

PRSAI-VLCFG-1122SUP